Held-to-maturity Investments - Liquidity classification (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Changes in held-to-maturity investments [Line Items]
Beginning balance	₩ 3,244
Acquisitions	250
Disposals	(350)
Others	0
Ending balance	3,144
Current Held to maturity Investments
Changes in held-to-maturity investments [Line Items]
Beginning balance	114
Acquisitions	0
Disposals	(113)
Others	4
Ending balance	5
NonCurrent Held to maturity Investments
Changes in held-to-maturity investments [Line Items]
Beginning balance	3,130
Acquisitions	250
Disposals	(237)
Others	(4)
Ending balance	₩ 3,139